Pension and other schemes (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension and other schemes
Pension cost, contributions payable	£ 271,000	£ 102,000
Outstanding defined contribution pension costs	£ 70,000	£ 0